UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page



Report for the Calendar year or Quarter Ended June 30, 2012

Check here if Amendment:	|_|;	Amendment Number: __

This Amendment:			|_| is a reinstatement
				|_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Meditor Group Ltd

Address:	79 Front Street
		Hamilton
		HM12, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on Behalf of Reporting Manager

Name:	Peter Gracey
Title:	Director
Phone:	0014412965946


Signature, Place and Date of Signing:

/s/ P.Gracey		Hamilton, Bermuda	August 08, 2012
--------------------	--------------------	--------------------
[Signature]		[City, State]		[Date]


Report Type: (Check only one):

[X]	13F HOLDINGS REPORT.

[_]	13F NOTICE.

[_]	13F COMBINATION REPORT.


EDGAR


FORM 13F SUMMARY

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total:	$911,441
					(thousands)


Lists of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE


							   VALUE  SHARES/   SH/ PUT/ INVSTMT   OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP	  (x$1000)PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE      SHARED   NONE
------------------------------	--------------	--------- ------- -------   --- ---- ------- ---------- --------- ------- ----

RESEARCH IN MOTION		COM		760975102 31,623  4,279,200 SH	     SOLE		4,279,200 0	  0
VIVUS INC			COM		928551100 114,534 4,013,100 SH	     SOLE		4,013,100 0	  0
HEWLETT-PACKARD CO		COM		428236103 79,725  3,964,423 SH	     SOLE		3,964,423 0       0
SEQUENOM INC			COM		817337405 12,079  2,975,000 SH	     SOLE		2,975,000 0 	  0
EXELIXIS INC			COM		30161Q104 15,003  2,713,007 SH	     SOLE		2,713,007 0 	  0
MERCK & CO. INC.		COM		58933Y105 98,722  2,364,600 SH	     SOLE		2,364,600 0	  0
ELAN CORP PLC -SPONs ADR	ADR		284131208 32,044  2,196,327 SH	     SOLE		2,196,327 0	  0
PFIZER INC			COM		717081103 40,841  1,775,699 SH	     SOLE		1,775,699 0	  0
AOL INC				COM		00184X105 48,840  1,739,312 SH	     SOLE	        1,739,312 0	  0
WILLIAMS COS INC		COM		969457100 47,971  1,664,500 SH	     SOLE		1,664,500 0	  0
ONYX PHARMACEUTICALS INC	COM		683399109 108,511 1,632,970 SH	     SOLE		1,632,970 0	  0
WPX ENERGY INC			COM		98212B103 22,783  1,408,122 SH	     SOLE		1,408,122 0	  0
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408 17,081  910,000   SH	     SOLE		910,000	  0	  0
ALKERMES PLC			SHS		G01767105 11,455  675,000   SH	     SOLE		675,000	  0	  0
CADENCE PHARMACEUTICALS INC	COM		12378T100 2,256	  631,800   SH	     SOLE		631,800	  0	  0
OPTIMER PHARMACEUTICALS INC	COM		68401H104 7,730	  500,000   SH	     SOLE		500,000	  0	  0
CITRIX SYSTEMS INC		COM		177376100 28,288  337,000   SH	     SOLE		337,000   0	  0
MICROSOFT CORP			COM		594918104 9,942	  325,000   SH	     SOLE		325,000	  0	  0
TERADYNE INC			COM		880770102 4,218	  300,000   SH	     SOLE		300,000	  0	  0
VISTEON CORP			COM		92839U206 10,515  280,400   SH	     SOLE		280,400	  0	  0
QIAGEN N.V.			SHS		N72482107 4,593	  275,000   SH	     SOLE		275,000	  0	  0
AMAG PHARMACEUTICALS INC	COM		00163U106 3,850	  250,000   SH	     SOLE		250,000	  0	  0
DOMTAR CORP			COM		257559203 18,255  237,980   SH	     SOLE		237,980	  0	  0
ENDOCYTE INC			COM		29269A102 1,644	  200,000   SH	     SOLE		200,000	  0	  0
AMYLIN PHARMACEUTICALS INC	COM		032346108 4,512	  160,000   SH	     SOLE		160,000	  0	  0
MARATHON PETROLEUM CORP		COM		56585A102 6,963	  155,000   SH	     SOLE		155,000	  0	  0
THE GEO GROUP INC		COM		36159R103 3,408	  150,000   SH	     SOLE		150,000	  0	  0
GOODRICH CORP			COM		382388106 17,228  135,760   SH	     SOLE		135,760	  0	  0
MARATHON OIL CORP		COM		565849106 3,274	  128,060   SH	     SOLE		128,060	  0	  0
EDWARDS GROUP LTD-SPON ADR	ADR		281736108 998	  124,700   SH	     SOLE		124,700	  0	  0
GILEAD SCIENCES INC		COM		375558103 6,154	  120,000   SH	     SOLE		120,000	  0	  0
CITIGROUP INC			COM		172967424 3,248	  118,500   SH	     SOLE		118,500	  0	  0
VARIAN MEDICAL SYSTEMS INC	COM		92220P105 6,989	  115,000   SH	     SOLE		115,000	  0	  0
HALLIBURTON CO			COM		406216101 3,236	  114,000   SH	     SOLE		114,000	  0	  0
GOOGLE INC-CL A			CL A		38259P508 63,036  108,670   SH	     SOLE		108,670	  0	  0
LEAR CORP			COM		521865204 3,384	  89,700    SH	     SOLE		89,700	  0	  0
LINCARE HOLDINGS INC		COM		532791100 2,853	  83,870    SH	     SOLE		83,870	  0	  0
ENVIVIO INC			COM		29413T106 535	  83,400    SH	     SOLE		83,400	  0	  0
SIGNET JEWELERS LTD		SHS		G81276100 3,048	  69,265    SH	     SOLE		69,265	  0	  0
ANADARKO PETROLEUM CORP		COM		032511107 4,224	  63,800    SH	     SOLE		63,800	  0	  0
GOLDMAN SACHS GROUP INC		COM		38141G104 2,828	  29,500    SH	     SOLE		29,500	  0	  0
CF INDUSTRIES HOLDINGS INC	COM		125269100 3,022	  15,600    SH	     SOLE		15,600	  0	  0
JOHNSON & JOHNSON		COM		478160104 0	  1	    SH	     SOLE		1	  0	  0



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